Commitments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) T	Apr. 30, 2016 MWh	Jul. 30, 2012	Feb. 28, 2010	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of Commitments and Contingencies [Line Items]
Guaranteed loans of certain subsidiaries	$ 1,506,000,000				$ 29,601,000,000	$ 2,887,000,000	$ 59,819,000,000
Liabilities secured by property, machinery and equipment					0		0
Self-insured health care benefits	64,000,000				1,258,000,000	$ 69,000,000	$ 1,430,000,000	$ 69,000,000	$ 1,189,000,000
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance	23,000
Bottom of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance	$ 100,000
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Combined volume allocate to TEG and other energy producer | T	950,000
Stop-loss limits value under medical assistance	$ 400,000
Top of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance	2,500,000
International Business Machines Corporation [Member]
Disclosure of Commitments and Contingencies [Line Items]
Strategic agreement period			10-year
Ventikas [Member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period		20 years
Estimated annual cost	27,000,000
Combined generation capacity | MWh		252
EURUS [Member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period				20 years
Estimated annual cost	71,000,000
Installed capacity				250 MW
Termoelectrica del Golfo [Member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost	$ 110,000,000
Combined volume allocate to TEG and other energy producer | T	1,200,000
CEMEX Ostzement GmbH [Member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost					$ 12,000,000